Loans Payable (Details) - Schedule of loans payable - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		$ 94,843
Issued during the year	$ 2,305	25,334
Extinguished during the year	(11,832)
Accretion	1,542	1,765
Effects of currency translation	(9,302)	10,891
Ending Balance	115,546	132,833
0.1% Loan [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance
Issued during the year		22,828
Extinguished during the year
Accretion
Effects of currency translation	(1,774)	1,700
Ending Balance	22,754	24,528
6% Loans [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		36,056
Issued during the year
Extinguished during the year
Accretion	1,542	1,765
Effects of currency translation	(3,049)	3,505
Ending Balance	39,819	41,326
LOC [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		58,787
Issued during the year	2,305	2,506
Extinguished during the year	(11,832)
Accretion
Effects of currency translation	(4,479)	5,686
Ending Balance	$ 52,973	$ 66,979